Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul 27, 2012
Registrant Name	dei_EntityRegistrantName	Allianz Funds Multi-Strategy Trust
Central Index Key	dei_EntityCentralIndexKey	0001423227
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul 27, 2012
Prospectus Date	rr_ProspectusDate	Jun 1, 2012

Allianz AGIC International Growth Opportunities Fund (Prospectus Summary): | Allianz AGIC International Growth Opportunities Fund
Allianz RCM International Small-Cap Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated July 27, 2012
to the Statutory Prospectus for Class A, C and R Shares of Allianz Funds Multi-Strategy Trust
Dated April 2, 2012 (as revised June 1, 2012)

Disclosure Relating to the Allianz RCM International Small-Cap Fund

The Fund’s average annual total returns are restated as follows:

Average Annual Total Returns (for period ended 12/31/11)
Average Annual Total Returns Allianz AGIC International Growth Opportunities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, 10 Years		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class A	Class A – Before Taxes	(21.80%)		(2.34%)		8.36%		11.22%		Dec 31, 1997
Class A After Taxes on Distributions	Class A – After Taxes on Distributions	(21.80%)		(4.72%)		6.95%		9.36%		Dec 31, 1997
Class A After Taxes on Distributions and Sales	Class A- After Taxes on Distributions and Sale of Fund Shares	(14.17%)		(2.67%)		6.98%		9.25%		Dec 31, 1997
Class C	Class C	(18.70%)		(1.97%)		8.17%		10.85%		Dec 31, 1997
Class R	Class R	(17.47%)		(1.48%)		8.70%		11.40%		Dec 31, 1997
S&P Developed Ex-US Small Cap Growth Index	S&P Developed Ex-US Small Cap Growth Index	(14.52%)	[1]	(3.46%)	[1]	7.77%	[1]	5.16%	[1]
MSCI World ex-USA Small Cap Index (net)	MSCI World ex-USA Small Cap Index (net)	(15.81%)		(3.23%)		9.41%		6.67%
MSCI EAFE Small Cap Index (net)	MSCI EAFE Small Cap Index (net)	(15.94%)		(4.14%)		9.01%		6.24%
Lipper International Small/Mid Cap Growth Funds Average	Lipper International Small/Mid Cap Growth Funds Average	(14.65%)		(2.22%)		9.17%		7.47%
[1]	The MSCI World ex-USA Small Cap Index replaced the S&P Developed Ex-US Small Cap Growth Index as the Fund’s primary benchmark as of July 16, 2012 to reflect certain changes to the Fund’s investment strategy. The Fund’s performance will also be compared to a secondary benchmark, the MSCI EAFE Small Cap Index (Europe, Australia, Far East).

Please retain this Supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jun 1, 2012
Allianz AGIC International Growth Opportunities Fund (Prospectus Summary): | Allianz AGIC International Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz RCM International Small-Cap Fund
Supplement Text	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated July 27, 2012
to the Statutory Prospectus for Class A, C and R Shares of Allianz Funds Multi-Strategy Trust
Dated April 2, 2012 (as revised June 1, 2012)

Disclosure Relating to the Allianz RCM International Small-Cap Fund

The Fund’s average annual total returns are restated as follows:

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for period ended 12/31/11)
Supplement Closing	ck0001423227_SupplementClosingTextBlock	Please retain this Supplement for future reference.
Allianz AGIC International Growth Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOPAX
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A – Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(21.80%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.34%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.22%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1997
Allianz AGIC International Growth Opportunities Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A – After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(21.80%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.72%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1997
Allianz AGIC International Growth Opportunities Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A- After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.17%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.67%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.98%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1997
Allianz AGIC International Growth Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOPCX
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.70%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.97%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1997
Allianz AGIC International Growth Opportunities Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALORX
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(17.47%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.48%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1997
Allianz AGIC International Growth Opportunities Fund | S&P Developed Ex-US Small Cap Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Developed Ex-US Small Cap Growth Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.52%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.46%)	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.77%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.16%	[1]
Allianz AGIC International Growth Opportunities Fund | MSCI World ex-USA Small Cap Index (net)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World ex-USA Small Cap Index (net)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.81%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.23%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.67%
Allianz AGIC International Growth Opportunities Fund | MSCI EAFE Small Cap Index (net)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Small Cap Index (net)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.94%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.14%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.24%
Allianz AGIC International Growth Opportunities Fund | Lipper International Small/Mid Cap Growth Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper International Small/Mid Cap Growth Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.65%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.22%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.47%

[1]	The MSCI World ex-USA Small Cap Index replaced the S&P Developed Ex-US Small Cap Growth Index as the Fund’s primary benchmark as of July 16, 2012 to reflect certain changes to the Fund’s investment strategy. The Fund’s performance will also be compared to a secondary benchmark, the MSCI EAFE Small Cap Index (Europe, Australia, Far East).